Significant accounting policies - Narrative (Details) € in Thousands		12 Months Ended
		Dec. 31, 2023 EUR (€) reporting_unit segment	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Significant Accounting Policies [Line Items]
Deferred revenue		€ 1,176	€ 1,689	€ 2,200
Revenue recognized that was included in beginning deferred revenue balance		1,700	2,100
Amortization of intangible assets	[1]	€ 135	136	136
Number of reporting units | reporting_unit		3
Number of operating segments | segment		3
Reserves restricted for dividend distribution		€ 154,600	155,200
Grant received from German government		€ (478)	€ (556)	13,454
Grant
Significant Accounting Policies [Line Items]
Grant received from German government				€ 12,000
Customer Concentration Risk | Expedia | Revenue
Significant Accounting Policies [Line Items]
Concentration risk, percentage		36.00%	32.00%	25.00%
Customer Concentration Risk | Expedia | Accounts Receivable
Significant Accounting Policies [Line Items]
Concentration risk, percentage		45.00%	49.00%
Customer Concentration Risk | Booking Holdings | Revenue
Significant Accounting Policies [Line Items]
Concentration risk, percentage		43.00%	49.00%	54.00%
Customer Concentration Risk | Booking Holdings | Accounts Receivable
Significant Accounting Policies [Line Items]
Concentration risk, percentage		25.00%	30.00%
Software Development Costs
Significant Accounting Policies [Line Items]
Property and equipment useful life (in years)		3 years
Software Enhancement Costs
Significant Accounting Policies [Line Items]
Property and equipment useful life (in years)		3 years
Acquired technology
Significant Accounting Policies [Line Items]
Amortization of intangible assets		€ 135	€ 136	€ 136
Internal use software and website development costs
Significant Accounting Policies [Line Items]
Amortization of intangible assets		€ 3,100	€ 4,100	€ 5,000
Minimum
Significant Accounting Policies [Line Items]
Performance obligation payment terms		10 days
Accounts receivable due, number of days		10 days
Minimum | Stock Option
Significant Accounting Policies [Line Items]
Award vesting period (in years)		1 year
Minimum | RSUs
Significant Accounting Policies [Line Items]
Award vesting period (in years)		1 year
Minimum | Computer equipment, capitalized software and software development cost and furniture and other equipment
Significant Accounting Policies [Line Items]
Property and equipment useful life (in years)		3 years
Maximum
Significant Accounting Policies [Line Items]
Performance obligation payment terms		30 days
Accounts receivable due, number of days		30 days
Intangible asset, useful life (in years)		7 years
Maximum | Stock Option
Significant Accounting Policies [Line Items]
Award vesting period (in years)		3 years
Maximum | RSUs
Significant Accounting Policies [Line Items]
Award vesting period (in years)		3 years
Maximum | Computer equipment, capitalized software and software development cost and furniture and other equipment
Significant Accounting Policies [Line Items]
Property and equipment useful life (in years)		8 years

[1]

(2) Includes amortization as follows:
Amortization of internal use software costs included in selling and marketing	€—	€8	€98
Amortization of internal use software and website development costs included in technology and content	3,085	4,019	4,566
Amortization of internal use software costs included in general and administrative	—	104	313
Amortization of acquired technology included in amortization of intangible assets	135	136	136